Commitments (Tables)	12 Months Ended
Dec. 31, 2025
Commitments [Abstract]
Schedule of Future Commitment Under Binding Operating Lease Agreements	As of December 31, 2025, the future commitment under binding operating lease agreements is as follows:
Lease of premises

2026	$112
$112

Schedule of Lease Expenses
	Year ended December 31,
	2025	2024	2023
Cost of revenue	$6	$5	$4
Research and development expenses	176	115	83
Sales and marketing expenses	54	19	11
General and administrative expenses	36	31	21
	$272	$170	$119